UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd., Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/11

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2011

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%):
Aerospace/Defense (3.9%):
Boeing Co.	19,700	$1,192

Airlines (0.5%):
Southwest Airlines Co.	20,100	162

Automotive (2.8%):
Ford Motor Co. (a)	60,400	584
PACCAR, Inc.	7,700	260
		844
Banks (4.8%):
JPMorgan Chase & Co.	33,200	1,000
U.S. Bancorp	19,100	450
		1,450
Beverages (6.8%):
Anheuser-Busch InBev NV, Sponsored ADR	17,500	927
Dr Pepper Snapple Group, Inc.	13,000	504
PepsiCo, Inc.	10,300	638
		2,069
Brokerage Services (2.0%):
Charles Schwab Corp.	54,390	613

Chemicals (3.4%):
Ecolab, Inc.	6,200	303
Monsanto Co.	12,198	732
		1,035
Commercial Services (1.0%):
Paychex, Inc.	11,821	312

Computers & Peripherals (4.0%):
Apple, Inc. (a)	900	343
Cisco Systems, Inc.	56,400	874
		1,217
Electronics (1.8%):
Johnson Controls, Inc.	20,900	551

Entertainment (1.2%):
The Walt Disney Co.	11,900	359

Financial Services (1.1%):
Morgan Stanley	23,700	320

Food Processing & Packaging (4.1%):
Kraft Foods, Inc., Class A	18,124	609
Nestle SA, Sponsored ADR	11,387	627
		1,236
Forest Products & Paper (1.0%):
International Paper Co.	12,700	295

Health Care (3.2%):
HCA Holdings, Inc. (a)	11,270	227
Medtronic, Inc.	22,200	738
		965
Home Builders (0.6%):
Toll Brothers, Inc. (a)	12,554	181

Insurance (2.7%):
MetLife, Inc.	28,728	805

Internet Business Services (8.5%):
eBay, Inc. (a)	30,400	897

See notes to schedule of investments.

Security Description	Shares	Value
Google, Inc., Class A (a)	2,800	$1,440
Juniper Networks, Inc. (a)	13,800	238
		2,575
Manufacturing-Diversified (1.0%):
Ingersoll-Rand PLC	10,900	306

Medical Services (1.2%):
Express Scripts, Inc. (a)	10,100	374

Medical Supplies (0.9%):
Boston Scientific Corp. (a)	45,800	271

Oil & Gas Exploration-Production & Services (6.6%):
Anadarko Petroleum Corp.	9,087	573
Apache Corp.	7,700	618
Chesapeake Energy Corp.	27,600	705
EOG Resources, Inc.	1,500	106
		2,002
Oil Companies-Integrated (2.9%):
Exxon Mobil Corp.	12,100	879

Oilfield Services & Equipment (5.5%):
Halliburton Co.	12,789	390
Schlumberger Ltd.	18,767	1,121
Weatherford International Ltd. (a)	13,300	163
		1,674
Pharmaceuticals (6.6%):
Medco Health Solutions, Inc. (a)	5,400	253
Merck & Co., Inc.	13,200	432
Pfizer, Inc.	52,600	930
Vertex Pharmaceuticals, Inc. (a)	8,400	374
		1,989
Retail (2.7%):
Target Corp.	16,626	815

Retail-Drug Stores (0.6%):
Walgreen Co.	5,600	184

Retail-Specialty Stores (1.9%):
Lowe’s Cos., Inc.	30,353	587

Semiconductors (3.9%):
Advanced Micro Devices, Inc. (a)	33,800	172
Intel Corp.	46,900	1,000
		1,172
Software & Computer Services (6.1%):
Autodesk, Inc. (a)	13,300	369
Microsoft Corp.	58,688	1,461
		1,830
Steel (1.5%):
Nucor Corp.	13,937	441

Telecommunications-Services & Equipment (1.0%):
American Tower Corp., Class A (a)	5,800	312

Transportation Services (3.0%):
United Parcel Service, Inc., Class B	14,531	918

See notes to schedule of investments.

Total Common Stocks (Cost $32,235)	29,935

Total Investments (Cost $32,235) — 98.8%	29,935

Other assets in excess of liabilities — 1.2%	351

NET ASSETS — 100.0%	$30,286

(a) Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to schedule of investments.

The Victory Variable Insurance Funds

Notes to Schedule of Portfolio Investments

September 30, 2011 (Unaudited)

1. Federal Tax Information:

At September 30, 2011, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$32,461	$1,546	$(4,072)	$(2,526)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended September 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	Total

Diversified Stock Fund
Common Stocks	$29,935	$29,935
Total	$29,935	$29,935

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of September 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund may lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended September 30, 2011, KeyBank received $3 thousand in total from the Trust, The Victory Portfolios and/or The Victory Institutional Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At September 30, 2011, the Fund had no outstanding securities on loan.

On August 24, 2011, the Board approved the termination of the Lending Agreement.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	November 22, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	November 22, 2011

* Print the name and title of each signing officer under his or her signature.